UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07992
MFS SERIES TRUST XI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Mid Cap Value Fund

Class A-MVCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.97%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVA-SEM

MFS® Mid Cap Value Fund

Class B-MCBVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$87	1.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVB-SEM

MFS® Mid Cap Value Fund

Class C-MVCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$87	1.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVC-SEM

MFS® Mid Cap Value Fund

Class I-MCVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVI-SEM

MFS® Mid Cap Value Fund

Class R1-MVCGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$87	1.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR1-SEM

MFS® Mid Cap Value Fund

Class R2-MCVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.22%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR2-SEM

MFS® Mid Cap Value Fund

Class R3-MVCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	0.97%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR3-SEM

MFS® Mid Cap Value Fund

Class R4-MVCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$36	0.72%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR4-SEM

MFS® Mid Cap Value Fund
Class R6-MVCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.61%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	15,983,119,348	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	155
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Equity sectors
Industrials	18.4%
Financials	17.2%
Energy	9.2%
Information Technology	9.1%
Consumer Discretionary	8.9%
Utilities	8.4%
Health Care	8.0%
Real Estate	7.3%
Consumer Staples	5.7%
Materials	5.3%
Communication Services	0.9%
Top ten holdings
Valero Energy Corp.	1.4%
Flex Ltd.	1.4%
PG&E Corp.	1.3%
Permian Resources Corp.	1.3%
Hartford Insurance Group, Inc.	1.2%
Corning, Inc.	1.2%
Targa Resources Corp.	1.2%
Wabtec Corp.	1.2%
Northern Trust Corp.	1.1%
Diamondback Energy, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR6-SEM

MFS® Blended Research®
Core Equity Fund

Class A-MUEAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.63%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEA-SEM

MFS® Blended Research®
Core Equity Fund

Class B-MUSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.38%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEB-SEM

MFS® Blended Research®
Core Equity Fund

Class C-MUECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$69	1.39%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEC-SEM

MFS® Blended Research®
Core Equity Fund
Class I-MUSEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$19	0.38%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEI-SEM

MFS® Blended Research®
Core Equity Fund
Class R1-MUERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$69	1.39%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER1-SEM

MFS® Blended Research®
Core Equity Fund

Class R2-MUESX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$43	0.88%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER2-SEM

MFS® Blended Research®
Core Equity Fund

Class R3-MUETX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$31	0.63%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER3-SEM

MFS® Blended Research®
Core Equity Fund

Class R4-MUEUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$19	0.38%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER4-SEM

MFS® Blended Research®
Core Equity Fund

Class R6-MUEVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$14	0.29%
FUND STATISTICS AS OF 3/31/26
Net Assets ($):	1,602,318,320	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	32.6%
Financials	13.2%
Consumer Discretionary	10.7%
Health Care	10.2%
Communication Services	9.5%
Industrials	8.2%
Consumer Staples	5.3%
Energy	3.5%
Utilities	3.3%
Real Estate	1.7%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc., "A"	2.4%
Lam Research Corp.	2.0%
Alphabet, Inc., "C"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Mid Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Fund
Portfolio of Investments − 3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.3%
KBR, Inc.	1,727,312	$63,668,720
L3Harris Technologies, Inc.	479,052	165,344,798
Leidos Holdings, Inc.	682,575	106,154,064
Standard Aero, Inc. (a)	1,143,886	29,546,576
		$364,714,158
Alcoholic Beverages – 0.9%
Brown-Forman Corp., “B”	2,558,037	$67,634,498
Pernod Ricard S.A.	1,074,191	80,176,582
		$147,811,080
Apparel, Footwear, & Accessories – 0.4%
Birkenstock Holding PLC (a)	1,595,132	$57,153,580
Auto & Auto Components – 1.7%
Aptiv PLC (a)	2,010,658	$117,623,493
Group 1 Automotive, Inc.	163,230	53,968,735
LKQ Corp.	3,332,788	97,883,983
		$269,476,211
Brokerage & Asset Managers – 3.0%
Carlyle Group, Inc.	1,672,832	$80,948,340
Northern Trust Corp.	1,244,826	173,740,365
Raymond James Financial, Inc.	1,150,230	166,541,802
TPG, Inc.	1,427,137	57,813,320
		$479,043,827
Business Services – 2.5%
Cognizant Technology Solutions Corp., “A”	1,237,946	$75,947,987
Fidelity National Information Services, Inc.	1,906,750	89,445,642
Global Payments, Inc.	1,760,122	118,456,211
TransUnion	1,596,659	110,472,836
		$394,322,676
Chemicals – 2.3%
Ashland, Inc.	1,565,453	$87,054,841
DuPont de Nemours, Inc.	1,812,826	83,027,431
Eastman Chemical Co.	1,576,157	120,292,302
Qnity Electronics, Inc.	645,546	74,483,098
		$364,857,672
Construction – 6.8%
Allegion PLC	1,007,882	$146,435,176
Builders FirstSource, Inc. (a)	588,863	48,481,091
Equity Lifestyle Properties, Inc., REIT	1,930,978	120,531,647
Essex Property Trust, Inc., REIT	410,663	99,380,446
Ferguson Enterprises, Inc.	458,695	106,995,196
James Hardie Industries PLC (a)	3,371,174	63,850,036
MDVFS-SEM

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	740,138	$90,385,652
Mohawk Industries, Inc. (a)	747,915	73,639,711
Otis Worldwide Corp.	1,163,866	89,710,791
Pulte Homes, Inc.	1,320,139	155,261,548
Stanley Black & Decker, Inc.	1,207,492	85,804,381
		$1,080,475,675
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,303,565	$94,573,641
Kenvue, Inc.	7,617,442	131,324,700
Newell Brands, Inc.	8,873,903	30,437,487
		$256,335,828
Containers – 1.4%
Amcor PLC	2,047,270	$81,378,982
Avery Dennison Corp.	573,851	99,092,591
Graphic Packaging Holding Co.	5,074,737	50,442,886
		$230,914,459
Diversified Financial Services – 1.0%
London Stock Exchange Group PLC	588,223	$69,519,679
SLM Corp.	3,999,600	85,631,436
		$155,151,115
Electrical Equipment – 3.4%
Corning, Inc.	1,436,194	$195,279,298
Hubbell, Inc.	214,675	105,349,610
nVent Electric PLC	1,214,178	143,612,974
TE Connectivity PLC	387,021	80,895,129
Versigent PLC (a)	670,219	21,346,486
		$546,483,497
Energy - Independent – 5.6%
Chord Energy Corp.	627,812	$89,262,310
Diamondback Energy, Inc.	853,246	168,763,526
Expand Energy Corp.	1,386,231	152,180,439
Peabody Energy Corp.	1,615,661	53,236,030
Permian Resources Corp.	9,343,645	199,206,512
Valero Energy Corp.	917,120	226,602,010
		$889,250,827
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	964,933	$122,816,672
Entertainment & Leisure – 0.7%
Brunswick Corp.	1,460,666	$106,278,058
Food & Beverages – 1.3%
Campbell Soup Co. (l)	1,686,176	$37,551,139
Ingredion, Inc.	795,913	89,667,559
Tyson Foods, Inc., “A”	1,391,645	89,162,695
		$216,381,393

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	5,174,660	$88,176,206
Forest & Paper Products – 0.4%
International Paper Co.	2,044,058	$72,972,871
Hardware, Peripherals, & Assembly – 1.7%
CDW Corp.	549,036	$66,444,337
Seagate Technology Holdings PLC	329,712	129,167,973
Zebra Technologies Corp., “A” (a)	333,660	69,761,633
		$265,373,943
Health Maintenance Organizations – 0.6%
Humana, Inc.	594,755	$103,124,569
Insurance – 7.2%
American International Group, Inc.	1,548,937	$116,557,509
Assurant, Inc.	621,986	135,474,771
Brown & Brown, Inc.	1,126,563	73,463,173
Corebridge Financial, Inc.	3,643,756	86,940,018
Equitable Holdings, Inc.	1,418,234	52,630,664
Everest Group Ltd.	289,491	94,620,133
Hanover Insurance Group, Inc.	279,818	48,506,450
Hartford Insurance Group, Inc.	1,453,279	196,526,919
Lincoln National Corp.	2,766,095	98,196,373
Voya Financial, Inc.	1,331,068	90,938,566
Willis Towers Watson PLC	549,009	159,596,916
		$1,153,451,492
Machinery & Tools – 6.0%
AGCO Corp.	1,125,369	$130,396,506
Flowserve Corp.	1,440,666	105,903,357
Ingersoll Rand, Inc.	1,140,354	91,365,162
ITT, Inc.	439,660	83,768,420
Nordson Corp.	289,228	76,952,002
PACCAR, Inc.	880,886	101,742,333
Pentair PLC	1,312,790	114,357,137
Terex Corp.	950,958	56,201,618
Wabtec Corp.	767,068	191,697,964
		$952,384,499
Media – 0.9%
Nexstar Media Group, Inc.	319,937	$57,854,208
Omnicom Group, Inc.	1,104,749	83,198,647
		$141,052,855
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	332,579	$104,476,367
ICON PLC (a)	494,040	54,670,466
Labcorp Holdings, Inc.	407,179	108,639,429
Minimed Group, Inc. (a)	4,328,797	64,585,651
Universal Health Services, Inc.	531,374	95,100,005
Ventas, Inc., REIT	1,624,757	132,872,628
		$560,344,546

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.0%
Agilent Technologies, Inc.	1,398,862	$159,442,291
Becton, Dickinson and Co.	620,162	97,508,071
Cooper Companies, Inc. (a)	933,619	66,753,758
GE Healthcare Technologies, Inc.	927,078	65,989,412
Revvity, Inc.	783,275	68,622,723
STERIS PLC	446,857	98,813,488
Waters Corp. (a)	260,237	77,498,579
		$634,628,322
Metals & Mining – 0.6%
Nucor Corp.	607,302	$102,694,768
Natural Gas - Pipeline – 2.0%
Plains GP Holdings LP	5,207,209	$126,431,035
Targa Resources Corp.	772,518	193,693,438
		$320,124,473
Non-Global Systemically Important Banks – 4.7%
Columbia Banking System, Inc.	2,776,549	$76,160,739
East West Bancorp, Inc.	1,064,809	113,679,009
Fifth Third Bancorp	2,422,874	112,566,726
M&T Bank Corp.	785,663	162,412,255
Prosperity Bancshares, Inc.	1,044,293	70,155,604
Regions Financial Corp.	4,936,336	128,937,096
Synchrony Financial	1,213,747	82,559,071
		$746,470,500
Oil Services – 1.6%
Baker Hughes Co.	1,626,606	$99,304,297
TechnipFMC PLC	2,288,117	158,177,528
		$257,481,825
Pharmaceuticals & Biotechnology – 0.7%
Biogen, Inc. (a)	414,847	$76,053,901
BioNTech SE, ADR (a)	492,991	43,817,040
		$119,870,941
Pollution Control – 0.7%
GFL Environmental, Inc.	2,620,975	$109,347,077
Real Estate – 2.5%
Brixmor Property Group, Inc., REIT	4,710,109	$135,651,139
Jones Lang LaSalle, Inc. (a)	471,095	143,363,630
W.P. Carey, Inc., REIT	1,904,558	129,433,762
		$408,448,531
Real Estate - Storage & Office – 1.2%
Extra Space Storage, Inc., REIT	1,007,097	$132,060,630
Rexford Industrial Realty, Inc., REIT	1,962,144	64,220,973
		$196,281,603

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.1%
Aramark	3,458,303	$140,199,604
Darden Restaurants, Inc.	420,028	82,342,289
SYSCO Corp.	1,456,401	103,885,083
U.S. Foods Holding Corp. (a)	1,779,168	164,057,081
		$490,484,057
Retail & E-commerce – 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	837,592	$82,435,805
Gap, Inc.	1,569,888	37,991,289
Ross Stores, Inc.	677,530	146,773,324
		$267,200,418
Semiconductor & Electronic Components – 4.0%
Coherent Corp. (a)	457,613	$109,007,993
Entegris, Inc.	1,009,540	118,358,469
Flex Ltd. (a)	3,447,930	225,701,498
MACOM Technology Solutions Holdings, Inc. (a)	215,228	47,795,682
NXP Semiconductors N.V.	512,811	100,951,973
Skyworks Solutions, Inc.	853,852	45,723,775
		$647,539,390
Software – 0.7%
Check Point Software Technologies Ltd. (a)	494,835	$70,687,180
Pegasystems, Inc.	857,537	36,496,774
		$107,183,954
Transportation & Logistics – 1.2%
FedEx Corp.	262,021	$93,326,640
J.B. Hunt Transport Services, Inc.	479,461	101,597,786
		$194,924,426
Travel, Gaming, & Lodging – 4.2%
Alaska Air Group, Inc. (a)	1,808,051	$66,500,116
Brightstar Lottery PLC	4,209,237	53,625,679
Delta Air Lines, Inc.	1,688,382	112,243,635
Hyatt Hotels Corp.	806,099	115,908,975
Southwest Airlines Co.	2,143,256	80,522,128
VICI Properties, Inc., REIT	4,377,870	119,603,409
Viking Holdings Ltd. (a)	1,687,632	124,007,199
		$672,411,141
Utilities – 8.5%
Alliant Energy Corp.	2,280,416	$163,642,652
Atmos Energy Corp.	660,735	122,050,969
CenterPoint Energy, Inc.	3,229,892	139,402,139
CMS Energy Corp.	2,138,000	165,866,040
Evergy, Inc.	1,102,632	90,327,614
PG&E Corp.	11,431,648	200,854,055
Pinnacle West Capital Corp.	1,351,561	136,169,771
Public Service Enterprise Group, Inc.	2,022,952	163,757,964
Sempra	1,435,949	139,531,164

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Talen Energy Corp. (a)	95,667	$30,539,777
		$1,352,142,145
Total Common Stocks (Identified Cost, $11,888,841,328)		$15,645,581,280
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $78,008,650)	1,560,173	$101,224,024
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $223,170,350)	223,164,947	$223,164,947
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $34,439,555)	34,439,555	$34,439,555
Other Assets, Less Liabilities – (0.1)%		(21,290,458)
Net Assets – 100.0%		$15,983,119,348

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $223,164,947 and
$15,781,244,859, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $33,794,725 of securities on loan (identified cost, $12,001,289,533)	$15,781,244,859
Investments in affiliated issuers, at value (identified cost, $223,170,350)	223,164,947
Cash	555,981
Receivables for
Fund shares sold	9,415,823
Interest and dividends	23,775,658
Other assets	42,306
Total assets	$16,038,199,574
Liabilities
Payables for
Fund shares reacquired	$17,443,071
Collateral for securities loaned, at value	34,439,555
Payable to affiliates
Investment adviser	512,009
Administrative services fee	3,196
Shareholder servicing costs	2,251,399
Distribution and service fees	41,303
Payable for independent Trustees' compensation	50,961
Accrued expenses and other liabilities	338,732
Total liabilities	$55,080,226
Net assets	$15,983,119,348
Net assets consist of
Paid-in capital	$11,587,969,292
Total distributable earnings (loss)	4,395,150,056
Net assets	$15,983,119,348
Shares of beneficial interest outstanding	510,374,018

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,939,296,700	63,835,485	$30.38
Class B	1,039,002	36,672	28.33
Class C	51,762,491	1,861,351	27.81
Class I	4,189,489,280	132,857,228	31.53
Class R1	7,591,347	280,542	27.06
Class R2	41,847,565	1,421,354	29.44
Class R3	823,741,574	27,282,385	30.19
Class R4	266,237,139	8,696,208	30.62
Class R6	8,662,114,250	274,102,793	31.60

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.23 [100 / 94.25 x $30.38]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$170,021,263
Dividends from affiliated issuers	3,149,991
Other	192,336
Income on securities loaned	27,330
Foreign taxes withheld	(167,426)
Total investment income	$173,223,494
Expenses
Management fee	$50,887,494
Distribution and service fees	4,017,541
Shareholder servicing costs	4,727,603
Administrative services fee	280,125
Independent Trustees' compensation	77,705
Custodian fee	93,300
Shareholder communications	451,213
Audit and tax fees	26,306
Legal fees	42,982
Miscellaneous	300,380
Total expenses	$60,904,649
Reduction of expenses by investment adviser and distributor	(1,141,686)
Net expenses	$59,762,963
Net investment income (loss)	$113,460,531
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$649,220,736
Affiliated issuers	(40,601)
Foreign currency	40,081
Net realized gain (loss)	$649,220,216
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(345,054,397)
Affiliated issuers	(5,740)
Translation of assets and liabilities in foreign currencies	(11,258)
Net unrealized gain (loss)	$(345,071,395)
Net realized and unrealized gain (loss)	$304,148,821
Change in net assets from operations	$417,609,352
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25
Change in net assets
From operations
Net investment income (loss)	$113,460,531	$236,366,271
Net realized gain (loss)	649,220,216	1,340,510,592
Net unrealized gain (loss)	(345,071,395)	(1,139,411,208)
Change in net assets from operations	$417,609,352	$437,465,655
Total distributions to shareholders	$(1,291,735,658)	$(1,713,065,688)
Change in net assets from fund share transactions	$(246,777,206)	$515,461,882
Total change in net assets	$(1,120,903,512)	$(760,138,151)
Net assets
At beginning of period	17,104,022,860	17,864,161,011
At end of period	$15,983,119,348	$17,104,022,860
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.17	$34.74	$27.57	$25.61	$30.27	$21.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.32	$0.38	$0.29	$0.21
Net realized and unrealized gain (loss)	0.51	0.45	7.66	3.00	(3.15)	8.70
Total from investment operations	$0.68	$0.80	$7.98	$3.38	$(2.86)	$8.91
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.30)	$(0.38)	$(0.38)	$(0.29)	$(0.20)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.47)	$(3.37)	$(0.81)	$(1.42)	$(1.80)	$(0.20)
Net asset value, end of period (x)	$30.38	$32.17	$34.74	$27.57	$25.61	$30.27
Total return (%) (r)(s)(t)(x)	2.23 (n)	2.34	29.60	13.20	(10.44)	41.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.99	1.00	1.00	1.00	1.02
Expenses after expense reductions	0.97 (a)	0.97	0.99	0.99	0.99	1.01
Net investment income (loss)	1.09 (a)	1.11	1.02	1.36	0.97	0.75
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$1,939,297	$2,029,214	$2,105,888	$1,718,451	$1,563,018	$1,616,315

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$29.90	$32.45	$25.75	$23.94	$28.40	$20.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.08	$0.16	$0.04	$(0.01)
Net realized and unrealized gain (loss)	0.48	0.44	7.17	2.82	(2.94)	8.20
Total from investment operations	$0.52	$0.52	$7.25	$2.98	$(2.90)	$8.19
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$(0.12)	$(0.13)	$(0.05)	$(0.01)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.09)	$(3.07)	$(0.55)	$(1.17)	$(1.56)	$(0.01)
Net asset value, end of period (x)	$28.33	$29.90	$32.45	$25.75	$23.94	$28.40
Total return (%) (r)(s)(t)(x)	1.82 (n)	1.60	28.63	12.39	(11.16)	40.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.72 (a)	1.73	1.74	1.74	1.74	1.76
Net investment income (loss)	0.30 (a)	0.27	0.27	0.61	0.13	(0.04)
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$1,039	$1,571	$3,999	$5,291	$7,309	$11,291

Class C	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$29.53	$32.12	$25.53	$23.78	$28.24	$20.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.08	$0.16	$0.05	$(0.00)(w)
Net realized and unrealized gain (loss)	0.46	0.42	7.10	2.80	(2.93)	8.15
Total from investment operations	$0.51	$0.52	$7.18	$2.96	$(2.88)	$8.15
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.04)	$(0.16)	$(0.17)	$(0.07)	$(0.03)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.23)	$(3.11)	$(0.59)	$(1.21)	$(1.58)	$(0.03)
Net asset value, end of period (x)	$27.81	$29.53	$32.12	$25.53	$23.78	$28.24
Total return (%) (r)(s)(t)(x)	1.83 (n)	1.62	28.61	12.39	(11.16)	40.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.72 (a)	1.72	1.74	1.74	1.74	1.76
Net investment income (loss)	0.33 (a)	0.34	0.27	0.61	0.17	(0.02)
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$51,762	$60,609	$76,348	$78,244	$85,829	$108,116

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.34	$35.88	$28.45	$26.38	$31.13	$22.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.45	$0.40	$0.47	$0.38	$0.30
Net realized and unrealized gain (loss)	0.52	0.46	7.91	3.09	(3.25)	8.93
Total from investment operations	$0.74	$0.91	$8.31	$3.56	$(2.87)	$9.23
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.38)	$(0.45)	$(0.45)	$(0.37)	$(0.26)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.55)	$(3.45)	$(0.88)	$(1.49)	$(1.88)	$(0.26)
Net asset value, end of period (x)	$31.53	$33.34	$35.88	$28.45	$26.38	$31.13
Total return (%) (r)(s)(t)(x)	2.34 (n)	2.60	29.91	13.51	(10.23)	41.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.74	0.75	0.75	0.75	0.77
Expenses after expense reductions	0.72 (a)	0.72	0.74	0.74	0.74	0.76
Net investment income (loss)	1.33 (a)	1.37	1.27	1.61	1.25	1.03
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$4,189,489	$4,662,532	$4,443,285	$3,647,260	$3,383,518	$3,056,701

Class R1	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$28.82	$31.44	$24.94	$23.28	$27.68	$19.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.08	$0.15	$0.05	$(0.00)(w)
Net realized and unrealized gain (loss)	0.45	0.40	6.95	2.73	(2.85)	7.98
Total from investment operations	$0.50	$0.50	$7.03	$2.88	$(2.80)	$7.98
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.05)	$(0.10)	$(0.18)	$(0.09)	$(0.04)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.26)	$(3.12)	$(0.53)	$(1.22)	$(1.60)	$(0.04)
Net asset value, end of period (x)	$27.06	$28.82	$31.44	$24.94	$23.28	$27.68
Total return (%) (r)(s)(t)(x)	1.84 (n)	1.59	28.64	12.34	(11.11)	40.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.72 (a)	1.72	1.74	1.74	1.74	1.76
Net investment income (loss)	0.34 (a)	0.36	0.28	0.60	0.19	(0.00)(w)
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$7,591	$8,199	$9,444	$8,855	$11,824	$13,789

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$31.21	$33.79	$26.81	$24.92	$29.51	$21.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.23	$0.30	$0.19	$0.13
Net realized and unrealized gain (loss)	0.49	0.44	7.46	2.93	(3.06)	8.51
Total from investment operations	$0.62	$0.70	$7.69	$3.23	$(2.87)	$8.64
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.21)	$(0.28)	$(0.30)	$(0.21)	$(0.14)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.39)	$(3.28)	$(0.71)	$(1.34)	$(1.72)	$(0.14)
Net asset value, end of period (x)	$29.44	$31.21	$33.79	$26.81	$24.92	$29.51
Total return (%) (r)(s)(t)(x)	2.10 (n)	2.10	29.26	12.95	(10.72)	41.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.24	1.25	1.25	1.25	1.27
Expenses after expense reductions	1.22 (a)	1.22	1.24	1.24	1.24	1.26
Net investment income (loss)	0.83 (a)	0.85	0.79	1.11	0.66	0.48
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$41,848	$46,391	$55,351	$58,043	$64,335	$83,472

Class R3	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.00	$34.56	$27.44	$25.50	$30.15	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.31	$0.38	$0.28	$0.21
Net realized and unrealized gain (loss)	0.49	0.46	7.63	2.99	(3.13)	8.67
Total from investment operations	$0.66	$0.81	$7.94	$3.37	$(2.85)	$8.88
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.30)	$(0.39)	$(0.39)	$(0.29)	$(0.21)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.47)	$(3.37)	$(0.82)	$(1.43)	$(1.80)	$(0.21)
Net asset value, end of period (x)	$30.19	$32.00	$34.56	$27.44	$25.50	$30.15
Total return (%) (r)(s)(t)(x)	2.20 (n)	2.38	29.58	13.21	(10.46)	41.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.99	1.00	1.00	1.00	1.02
Expenses after expense reductions	0.97 (a)	0.97	0.99	0.99	0.99	1.01
Net investment income (loss)	1.09 (a)	1.11	1.02	1.35	0.96	0.75
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$823,742	$868,495	$945,213	$718,313	$574,212	$606,828

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.44	$35.00	$27.77	$25.78	$30.47	$21.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.43	$0.39	$0.46	$0.36	$0.28
Net realized and unrealized gain (loss)	0.52	0.46	7.72	3.02	(3.18)	8.76
Total from investment operations	$0.73	$0.89	$8.11	$3.48	$(2.82)	$9.04
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.38)	$(0.45)	$(0.45)	$(0.36)	$(0.26)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.55)	$(3.45)	$(0.88)	$(1.49)	$(1.87)	$(0.26)
Net asset value, end of period (x)	$30.62	$32.44	$35.00	$27.77	$25.78	$30.47
Total return (%) (r)(s)(t)(x)	2.37 (n)	2.60	29.91	13.51	(10.26)	41.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.74	0.75	0.75	0.75	0.77
Expenses after expense reductions	0.72 (a)	0.72	0.74	0.74	0.74	0.76
Net investment income (loss)	1.34 (a)	1.34	1.28	1.62	1.19	1.00
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$266,237	$283,229	$364,789	$345,645	$533,949	$607,641

Class R6	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.43	$35.96	$28.51	$26.44	$31.20	$22.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.48	$0.44	$0.50	$0.40	$0.33
Net realized and unrealized gain (loss)	0.52	0.48	7.93	3.10	(3.25)	8.96
Total from investment operations	$0.76	$0.96	$8.37	$3.60	$(2.85)	$9.29
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.42)	$(0.49)	$(0.49)	$(0.40)	$(0.29)
From net realized gain	(2.07)	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(2.59)	$(3.49)	$(0.92)	$(1.53)	$(1.91)	$(0.29)
Net asset value, end of period (x)	$31.60	$33.43	$35.96	$28.51	$26.44	$31.20
Total return (%) (r)(s)(t)(x)	2.40 (n)	2.74	30.08	13.61	(10.14)	42.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62 (a)	0.62	0.63	0.63	0.63	0.64
Expenses after expense reductions	0.61 (a)	0.61	0.62	0.62	0.62	0.63
Net investment income (loss)	1.45 (a)	1.47	1.39	1.73	1.31	1.13
Portfolio turnover rate	10 (n)	24	27	19	17	19
Net assets at end of period (000 omitted)	$8,662,114	$9,143,782	$9,859,844	$8,257,838	$7,498,359	$8,659,522

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,252,254,130	$—	$—	$15,252,254,130
Canada	109,347,077	—	—	109,347,077
Germany	100,970,620	—	—	100,970,620
France	—	80,176,582	—	80,176,582
Israel	70,687,180	—	—	70,687,180
United Kingdom	—	69,519,679	—	69,519,679
Australia	63,850,036	—	—	63,850,036
Investment Companies	257,604,502	—	—	257,604,502
Total	$15,854,713,545	$149,696,261	$—	$16,004,409,806
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $33,794,725.  The fair value of the fund's investment securities on loan and a related liability of $34,439,555 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the six months ended March 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/25
Ordinary income (including any short-term capital gains)	$304,060,787
Long-term capital gains	1,409,004,901
Total distributions	$1,713,065,688
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
As of 3/31/26
Cost of investments	$12,290,241,677
Gross appreciation	4,708,217,896
Gross depreciation	(994,049,767)
Net unrealized appreciation (depreciation)	$3,714,168,129
As of 9/30/25
Undistributed ordinary income	182,136,157
Undistributed long-term capital gain	976,415,818
Other temporary differences	49,336
Net unrealized appreciation (depreciation)	4,110,675,051
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/26	Year ended 9/30/25
Class A	$152,102,927	$202,574,867
Class B	91,092	328,709
Class C	4,379,278	7,184,384
Class I	342,251,799	432,450,754
Class R1	606,180	853,066
Class R2	3,420,212	5,071,915
Class R3	65,030,775	89,302,502
Class R4	21,315,102	35,350,323
Class R6	702,538,293	939,949,168
Total	$1,291,735,658	$1,713,065,688
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2027. For the six months ended March 31, 2026, this management fee reduction amounted to $1,141,146, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $82,521 for the six months ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,507,208
Class B	0.75%	0.25%	1.00%	1.00%	6,517
Class C	0.75%	0.25%	1.00%	1.00%	285,844
Class R1	0.75%	0.25%	1.00%	1.00%	39,495
Class R2	0.25%	0.25%	0.50%	0.50%	112,948
Class R3	—	0.25%	0.25%	0.25%	1,065,529
Total Distribution and Service Fees					$4,017,541
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2026, this rebate amounted to $462 and $78 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2026, were as follows:
Amount
Class A	$17,228
Class B	—
Class C	1,785
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2026, the fee was $219,952, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,507,651.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.0033% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,683,754. The sales transactions resulted in net realized gains (losses) of $1,780,187.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2026, this reimbursement amounted to $190,690, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,685,956,259 and $3,015,020,756, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,861,664	$89,430,106	8,074,314	$253,368,441
Class B	15	403	181	5,587
Class C	94,265	2,701,968	250,553	7,334,615
Class I	12,775,412	416,307,481	44,508,250	1,442,284,098
Class R1	16,467	463,324	29,395	827,124
Class R2	88,036	2,679,210	258,307	8,042,863
Class R3	2,480,875	77,845,450	7,880,457	247,572,985
Class R4	1,037,050	32,740,283	1,655,964	53,124,895
Class R6	21,702,197	711,229,801	52,731,636	1,707,956,154
	41,055,981	$1,333,398,026	115,389,057	$3,720,516,762
Shares issued to shareholders in reinvestment of distributions
Class A	4,786,557	$143,022,334	5,933,593	$190,171,649
Class B	3,261	91,092	10,965	328,524
Class C	146,901	4,026,545	225,175	6,662,915
Class I	10,497,463	325,316,369	12,307,825	407,881,317
Class R1	22,729	606,180	29,538	853,066
Class R2	115,463	3,346,110	159,889	4,980,528
Class R3	2,190,326	65,030,775	2,802,087	89,302,502
Class R4	661,120	19,893,113	1,031,233	33,257,278
Class R6	20,804,751	645,779,477	25,562,981	848,690,983
	39,228,571	$1,207,111,995	48,063,286	$1,582,128,762

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,880,892)	$(215,454,746)	(11,561,963)	$(363,417,369)
Class B	(19,157)	(560,205)	(81,852)	(2,399,766)
Class C	(432,423)	(12,359,232)	(799,814)	(23,037,699)
Class I	(30,251,738)	(985,993,050)	(40,823,646)	(1,313,414,914)
Class R1	(43,143)	(1,214,325)	(74,852)	(2,193,934)
Class R2	(268,359)	(8,174,983)	(570,008)	(17,639,560)
Class R3	(4,531,586)	(141,576,630)	(10,886,418)	(340,420,528)
Class R4	(1,731,816)	(55,094,764)	(4,380,325)	(137,699,069)
Class R6	(41,924,261)	(1,366,859,292)	(78,940,374)	(2,586,960,803)
	(86,083,375)	$(2,787,287,227)	(148,119,252)	$(4,787,183,642)
Net change
Class A	767,329	$16,997,694	2,445,944	$80,122,721
Class B	(15,881)	(468,710)	(70,706)	(2,065,655)
Class C	(191,257)	(5,630,719)	(324,086)	(9,040,169)
Class I	(6,978,863)	(244,369,200)	15,992,429	536,750,501
Class R1	(3,947)	(144,821)	(15,919)	(513,744)
Class R2	(64,860)	(2,149,663)	(151,812)	(4,616,169)
Class R3	139,615	1,299,595	(203,874)	(3,545,041)
Class R4	(33,646)	(2,461,368)	(1,693,128)	(51,316,896)
Class R6	582,687	(9,850,014)	(645,757)	(30,313,666)
	(5,798,823)	$(246,777,206)	15,333,091	$515,461,882
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2026, the fund’s commitment fee and interest expense were $39,470 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended March 31, 2026:

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$312,755,584	$1,683,054,395	$1,772,598,691	$(40,601)	$(5,740)	$223,164,947

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,149,991	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Fund
Portfolio of Investments − 3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	8,674	$5,908,035
General Dynamics Corp.	23,884	8,197,466
General Electric Co.	95,128	26,994,472
Leidos Holdings, Inc.	33,703	5,241,491
		$46,341,464
Auto & Auto Components – 1.4%
Aptiv PLC (a)	87,991	$6,110,095
Ford Motor Co.	139,471	1,609,495
Tesla, Inc. (a)	39,326	14,619,441
		$22,339,031
Brokerage & Asset Managers – 3.1%
Ameriprise Financial, Inc.	43,437	$19,303,403
Charles Schwab Corp.	31,872	2,995,330
Northern Trust Corp.	182,856	25,521,212
Raymond James Financial, Inc.	10,021	1,450,941
		$49,270,886
Business Services – 0.7%
Dropbox, Inc. (a)	234,650	$5,331,248
Verisk Analytics, Inc., “A”	35,317	6,701,401
		$12,032,649
Chemicals – 0.5%
Albemarle Corp.	9,822	$1,763,344
Eastman Chemical Co.	50,358	3,843,322
RPM International, Inc.	28,485	2,831,409
		$8,438,075
Construction – 0.4%
CRH PLC	48,671	$5,116,296
Mohawk Industries, Inc. (a)	12,568	1,237,445
		$6,353,741
Consumer Products – 1.3%
Colgate-Palmolive Co.	251,821	$21,462,704
Consumer Services – 1.4%
Airbnb, Inc., “A” (a)	38,849	$4,905,852
Booking Holdings, Inc.	2,966	12,487,809
Uber Technologies, Inc. (a)	67,230	4,835,854
		$22,229,515
UNEFS-SEM
1

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 4.2%
Berkshire Hathaway, Inc., “B” (a)	18,982	$9,096,174
Mastercard, Inc., “A”	57,148	28,554,570
Visa, Inc., “A”	95,939	28,996,603
		$66,647,347
Electrical Equipment – 1.4%
Amphenol Corp., “A”	79,136	$9,998,834
Eaton Corp. PLC	28,173	10,076,637
nVent Electric PLC	16,669	1,971,609
		$22,047,080
Energy - Independent – 2.2%
ConocoPhillips	42,728	$5,640,096
EOG Resources, Inc.	95,151	13,755,980
Exxon Mobil Corp.	10,768	1,826,899
Valero Energy Corp.	55,836	13,795,959
		$35,018,934
Energy - Renewables – 1.0%
GE Vernova, Inc.	18,884	$16,483,844
Entertainment & Leisure – 0.5%
Brunswick Corp.	66,448	$4,834,756
Roblox Corp., “A” (a)	57,887	3,274,089
		$8,108,845
Food & Beverages – 1.5%
Ingredion, Inc.	14,716	$1,657,904
Monster Worldwide, Inc. (a)	293,073	21,236,070
PepsiCo, Inc.	7,916	1,229,276
		$24,123,250
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	218,111	$3,716,611
Global Systemically Important Banks – 3.3%
Citigroup, Inc.	248,108	$28,137,928
Goldman Sachs Group, Inc.	9,935	8,404,911
JPMorgan Chase & Co.	21,684	6,378,565
Wells Fargo & Co.	126,196	10,046,464
		$52,967,868
Hardware, Peripherals, & Assembly – 8.7%
Apple, Inc.	464,654	$117,924,539
Arista Networks, Inc. (a)	149,611	18,369,238
Seagate Technology Holdings PLC	7,163	2,806,177
		$139,099,954
Health Maintenance Organizations – 1.2%
Cigna Group	71,114	$18,969,659
2

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.3%
Chubb Ltd.	10,820	$3,526,563
Equitable Holdings, Inc.	237,689	8,820,639
Everest Group Ltd.	3,811	1,245,625
Hartford Insurance Group, Inc.	56,991	7,706,893
		$21,299,720
Interactive Media Services – 7.0%
Alphabet, Inc., “A”	132,657	$38,146,847
Alphabet, Inc., “C”	110,103	31,584,146
Meta Platforms, Inc., “A”	74,760	42,772,439
		$112,503,432
Machinery & Tools – 2.8%
AGCO Corp.	98,365	$11,397,553
Caterpillar, Inc.	6,955	4,927,339
Flowserve Corp.	22,797	1,675,807
Trane Technologies PLC	4,471	1,863,245
Wabtec Corp.	99,287	24,812,814
		$44,676,758
Media – 2.3%
Netflix, Inc. (a)	181,775	$17,477,666
Omnicom Group, Inc.	24,402	1,837,715
Spotify Technology S.A. (a)	24,019	11,647,053
TKO Group Holdings, Inc.	27,638	5,573,203
		$36,535,637
Medical & Health Technology & Services – 1.8%
McKesson Corp.	31,570	$27,319,415
Ventas, Inc., REIT	22,386	1,830,727
		$29,150,142
Medical Equipment – 0.7%
Align Technology, Inc. (a)	19,487	$3,340,656
Boston Scientific Corp. (a)	21,734	1,363,809
Medtronic PLC	74,676	6,470,675
		$11,175,140
Metals & Mining – 0.5%
Newmont Corp.	71,045	$7,690,621
Network & Telecom – 0.4%
Qualcomm, Inc.	49,360	$6,356,581
Non-Global Systemically Important Banks – 1.3%
American Express Co.	7,698	$2,328,491
Popular, Inc.	133,521	17,914,513
		$20,243,004
Oil Services – 1.3%
TechnipFMC PLC	305,963	$21,151,222
3

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 6.6%
Bristol-Myers Squibb Co.	282,454	$17,130,835
Eli Lilly & Co.	4,858	4,468,243
Gilead Sciences, Inc.	138,799	19,344,416
Illumina, Inc. (a)	12,659	1,560,348
Incyte Corp. (a)	15,672	1,475,049
Johnson & Johnson	166,496	40,698,282
Pfizer, Inc.	751,471	21,101,306
		$105,778,479
Real Estate – 1.3%
Essential Properties Realty Trust, REIT	142,533	$4,327,302
Jones Lang LaSalle, Inc. (a)	16,753	5,098,273
W.P. Carey, Inc., REIT	159,792	10,859,464
		$20,285,039
Real Estate - Storage & Office – 0.3%
Cousins Properties, Inc., REIT	234,612	$5,295,193
Restaurants – 1.2%
Aramark	470,633	$19,079,462
Retail & E-commerce – 6.6%
Amazon.com, Inc. (a)	322,680	$67,204,564
Dollar General Corp.	80,579	9,567,145
Home Depot, Inc.	16,908	5,560,872
O'Reilly Automotive, Inc. (a)	231,034	21,326,748
TJX Cos., Inc.	18,148	2,898,236
		$106,557,565
Semiconductor & Electronic Components – 14.4%
Broadcom, Inc.	123,912	$38,352,003
KLA Corp.	9,880	14,547,411
Lam Research Corp.	150,556	32,167,795
Micron Technology, Inc.	14,899	5,033,478
NVIDIA Corp.	803,434	140,118,890
		$230,219,577
Software – 8.1%
Autodesk, Inc. (a)	13,666	$3,271,640
Guidewire Software, Inc. (a)	10,563	1,579,802
Intuit, Inc.	13,538	5,853,561
Microsoft Corp.	204,464	75,686,439
Okta, Inc. (a)	205,289	16,158,297
Salesforce, Inc.	97,159	18,136,671
VeriSign, Inc.	5,770	1,433,037
Zoom Communications, Inc. (a)	86,224	6,931,547
		$129,050,994
Tobacco – 1.6%
Altria Group, Inc.	264,711	$17,468,279
Philip Morris International, Inc.	53,544	8,852,965
		$26,321,244
4

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 0.5%
Viking Holdings Ltd. (a)	107,549	$7,902,700
Utilities – 3.3%
Edison International	354,388	$25,934,114
NextEra Energy, Inc.	34,988	3,249,686
PG&E Corp.	1,075,863	18,902,913
Portland General Electric Co.	47,364	2,499,398
Talen Energy Corp. (a)	5,896	1,882,180
		$52,468,291
Total Common Stocks (Identified Cost, $974,459,914)		$1,589,392,258
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.71% (v) (Identified Cost, $7,676,802)	7,676,728	$7,676,728
Other Assets, Less Liabilities – 0.3%		5,249,334
Net Assets – 100.0%		$1,602,318,320

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,676,728 and
$1,589,392,258, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $974,459,914)	$1,589,392,258
Investments in affiliated issuers, at value (identified cost, $7,676,802)	7,676,728
Cash	4,860
Receivables for
Fund shares sold	5,219,294
Dividends	1,300,999
Other assets	3,216
Total assets	$1,603,597,355
Liabilities
Payables for
Fund shares reacquired	$820,593
Payable to affiliates
Investment adviser	20,114
Administrative services fee	1,205
Shareholder servicing costs	323,478
Distribution and service fees	6,886
Payable for independent Trustees' compensation	10,345
Accrued expenses and other liabilities	96,414
Total liabilities	$1,279,035
Net assets	$1,602,318,320
Net assets consist of
Paid-in capital	$946,513,664
Total distributable earnings (loss)	655,804,656
Net assets	$1,602,318,320
Shares of beneficial interest outstanding	42,567,392

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$338,304,766	9,129,216	$37.06
Class B	952,619	27,469	34.68
Class C	12,770,907	378,531	33.74
Class I	810,162,297	21,319,530	38.00
Class R1	1,313,456	38,557	34.07
Class R2	39,369,756	1,150,249	34.23
Class R3	40,750,923	1,104,444	36.90
Class R4	12,290,805	328,892	37.37
Class R6	346,402,791	9,090,504	38.11

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $39.32 [100 / 94.25 x $37.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Blended Research Core Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,478,692
Dividends from affiliated issuers	205,863
Other	18,500
Foreign taxes withheld	(20,203)
Total investment income	$9,682,852
Expenses
Management fee	$2,074,741
Distribution and service fees	682,833
Shareholder servicing costs	688,492
Administrative services fee	113,027
Independent Trustees' compensation	16,800
Custodian fee	37,502
Shareholder communications	38,534
Audit and tax fees	36,440
Legal fees	3,838
Miscellaneous	115,095
Total expenses	$3,807,302
Reduction of expenses by investment adviser and distributor	(112,576)
Net expenses	$3,694,726
Net investment income (loss)	$5,988,126
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$57,691,646
Affiliated issuers	(983)
Net realized gain (loss)	$57,690,663
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(92,016,242)
Affiliated issuers	(761)
Net unrealized gain (loss)	$(92,017,003)
Net realized and unrealized gain (loss)	$(34,326,340)
Change in net assets from operations	$(28,338,214)
See Notes to Financial Statements
7

MFS Blended Research Core Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25
Change in net assets
From operations
Net investment income (loss)	$5,988,126	$11,272,868
Net realized gain (loss)	57,690,663	107,532,929
Net unrealized gain (loss)	(92,017,003)	127,443,859
Change in net assets from operations	$(28,338,214)	$246,249,656
Total distributions to shareholders	$(112,059,310)	$(140,711,189)
Change in net assets from fund share transactions	$54,221,458	$144,267,712
Total change in net assets	$(86,176,066)	$249,806,179
Net assets
At beginning of period	1,688,494,386	1,438,688,207
At end of period	$1,602,318,320	$1,688,494,386
See Notes to Financial Statements
8

MFS Blended Research Core Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$40.41	$38.11	$28.96	$25.78	$34.76	$28.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.26	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.74)	5.79	10.06	5.26	(3.91)	8.10
Total from investment operations	$(0.64)	$6.00	$10.32	$5.50	$(3.68)	$8.34
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.23)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.71)	$(3.70)	$(1.17)	$(2.32)	$(5.30)	$(2.07)
Net asset value, end of period (x)	$37.06	$40.41	$38.11	$28.96	$25.78	$34.76
Total return (%) (r)(s)(t)(x)	(1.85)(n)	16.76	36.61	22.17	(13.53)	30.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65 (a)	0.80	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.63 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.53 (a)	0.56	0.77	0.87	0.73	0.74
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$338,305	$361,743	$320,776	$225,683	$182,294	$221,508

See Notes to Financial Statements
9

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$37.91	$35.99	$27.40	$24.43	$33.22	$27.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.07)	$0.01	$0.04	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.70)	5.45	9.52	4.98	(3.70)	7.76
Total from investment operations	$(0.74)	$5.38	$9.53	$5.02	$(3.71)	$7.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.03)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.49)	$(3.46)	$(0.94)	$(2.05)	$(5.08)	$(1.84)
Net asset value, end of period (x)	$34.68	$37.91	$35.99	$27.40	$24.43	$33.22
Total return (%) (r)(s)(t)(x)	(2.22)(n)	15.90	35.58	21.29	(14.20)	29.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40 (a)	1.55	1.55	1.56	1.56	1.55
Expenses after expense reductions	1.38 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.24)(a)	(0.19)	0.02	0.15	(0.03)	(0.01)
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$953	$1,686	$3,431	$5,864	$9,268	$15,538

Class C	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$36.94	$35.16	$26.79	$23.94	$32.65	$26.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.06)	$0.01	$0.04	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.67)	5.30	9.30	4.87	(3.62)	7.65
Total from investment operations	$(0.71)	$5.24	$9.31	$4.91	$(3.63)	$7.65
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$—	$(0.04)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.49)	$(3.46)	$(0.94)	$(2.06)	$(5.08)	$(1.85)
Net asset value, end of period (x)	$33.74	$36.94	$35.16	$26.79	$23.94	$32.65
Total return (%) (r)(s)(t)(x)	(2.20)(n)	15.87	35.57	21.28	(14.20)	29.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40 (a)	1.55	1.56	1.56	1.56	1.55
Expenses after expense reductions	1.39 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.22)(a)	(0.18)	0.02	0.14	(0.03)	(0.02)
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$12,771	$14,023	$14,692	$18,623	$27,015	$45,369

See Notes to Financial Statements
10

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$41.42	$38.97	$29.58	$26.29	$35.38	$28.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.35	$0.32	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.77)	5.92	10.28	5.36	(3.98)	8.24
Total from investment operations	$(0.61)	$6.23	$10.63	$5.68	$(3.67)	$8.57
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.30)	$(0.34)	$(0.34)	$(0.34)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.81)	$(3.78)	$(1.24)	$(2.39)	$(5.42)	$(2.15)
Net asset value, end of period (x)	$38.00	$41.42	$38.97	$29.58	$26.29	$35.38
Total return (%) (r)(s)(t)(x)	(1.74)(n)	17.05	36.95	22.48	(13.31)	31.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.40 (a)	0.55	0.56	0.56	0.56	0.56
Expenses after expense reductions	0.38 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.78 (a)	0.81	1.02	1.12	0.98	0.99
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$810,162	$840,549	$715,356	$515,759	$449,442	$533,711

Class R1	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$37.28	$35.45	$27.00	$24.17	$32.92	$27.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.07)	$0.00 (w)	$0.03	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.68)	5.36	9.39	4.93	(3.66)	7.71
Total from investment operations	$(0.72)	$5.29	$9.39	$4.96	$(3.67)	$7.71
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.08)	$—	$(0.08)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.49)	$(3.46)	$(0.94)	$(2.13)	$(5.08)	$(1.89)
Net asset value, end of period (x)	$34.07	$37.28	$35.45	$27.00	$24.17	$32.92
Total return (%) (r)(s)(t)(x)	(2.20)(n)	15.89	35.59	21.28	(14.20)	29.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40 (a)	1.55	1.56	1.56	1.56	1.55
Expenses after expense reductions	1.39 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.22)(a)	(0.19)	0.02	0.12	(0.02)	(0.01)
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$1,313	$1,331	$1,501	$1,485	$1,159	$1,333

See Notes to Financial Statements
11

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$37.48	$35.60	$27.13	$24.27	$33.02	$27.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.17	$0.16	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.68)	5.38	9.40	4.94	(3.66)	7.70
Total from investment operations	$(0.63)	$5.49	$9.57	$5.10	$(3.52)	$7.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.16)	$(0.19)	$(0.15)	$(0.18)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.62)	$(3.61)	$(1.10)	$(2.24)	$(5.23)	$(1.99)
Net asset value, end of period (x)	$34.23	$37.48	$35.60	$27.13	$24.27	$33.02
Total return (%) (r)(s)(t)(x)	(1.96)(n)	16.46	36.25	21.89	(13.74)	30.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90 (a)	1.05	1.06	1.06	1.06	1.05
Expenses after expense reductions	0.88 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.28 (a)	0.31	0.52	0.62	0.47	0.49
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$39,370	$44,344	$45,602	$36,054	$34,446	$48,557

Class R3	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$40.25	$37.96	$28.85	$25.68	$34.66	$28.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.26	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.74)	5.77	10.01	5.24	(3.89)	8.08
Total from investment operations	$(0.64)	$5.98	$10.27	$5.48	$(3.66)	$8.32
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.22)	$(0.26)	$(0.24)	$(0.25)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.71)	$(3.69)	$(1.16)	$(2.31)	$(5.32)	$(2.06)
Net asset value, end of period (x)	$36.90	$40.25	$37.96	$28.85	$25.68	$34.66
Total return (%) (r)(s)(t)(x)	(1.85)(n)	16.77	36.57	22.21	(13.53)	30.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65 (a)	0.80	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.63 (a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.53 (a)	0.56	0.77	0.88	0.73	0.73
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$40,751	$43,841	$45,000	$36,793	$38,202	$50,589

See Notes to Financial Statements
12

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$40.77	$38.42	$29.18	$25.96	$34.99	$28.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.35	$0.31	$0.30	$0.32
Net realized and unrealized gain (loss)	(0.74)	5.84	10.13	5.30	(3.93)	8.16
Total from investment operations	$(0.59)	$6.14	$10.48	$5.61	$(3.63)	$8.48
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.33)	$(0.30)	$(0.34)	$(0.32)	$(0.33)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.81)	$(3.79)	$(1.24)	$(2.39)	$(5.40)	$(2.14)
Net asset value, end of period (x)	$37.37	$40.77	$38.42	$29.18	$25.96	$34.99
Total return (%) (r)(s)(t)(x)	(1.72)(n)	17.03	36.96	22.49	(13.33)	31.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.40 (a)	0.55	0.56	0.56	0.56	0.56
Expenses after expense reductions	0.38 (a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.78 (a)	0.81	1.02	1.12	0.97	0.99
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$12,291	$13,457	$11,754	$9,732	$7,219	$12,391

Class R6	Six months ended	Year ended
	3/31/26 (unaudited)	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$41.54	$39.07	$29.66	$26.35	$35.45	$29.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.39	$0.35	$0.34	$0.36
Net realized and unrealized gain (loss)	(0.76)	5.94	10.29	5.38	(3.99)	8.24
Total from investment operations	$(0.58)	$6.29	$10.68	$5.73	$(3.65)	$8.60
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.33)	$(0.37)	$(0.37)	$(0.36)
From net realized gain	(2.49)	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(2.85)	$(3.82)	$(1.27)	$(2.42)	$(5.45)	$(2.17)
Net asset value, end of period (x)	$38.11	$41.54	$39.07	$29.66	$26.35	$35.45
Total return (%) (r)(s)(t)(x)	(1.67)(n)	17.17	37.05	22.64	(13.22)	31.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.30 (a)	0.45	0.46	0.46	0.46	0.45
Expenses after expense reductions	0.29 (a)	0.39	0.39	0.39	0.39	0.39
Net investment income (loss)	0.88 (a)	0.92	1.12	1.22	1.08	1.09
Portfolio turnover rate	20 (n)	47	44	48	43	57
Net assets at end of period (000 omitted)	$346,403	$367,521	$280,576	$224,605	$180,063	$219,533

See Notes to Financial Statements
13

MFS Blended Research Core Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
15

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,589,392,258	$—	$—	$1,589,392,258
Investment Companies	7,676,728	—	—	7,676,728
Total	$1,597,068,986	$—	$—	$1,597,068,986
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
16

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended March 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/25
Ordinary income (including any short-term capital gains)	$33,309,063
Long-term capital gains	107,402,126
Total distributions	$140,711,189
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/26
Cost of investments	$986,319,599
Gross appreciation	644,893,650
Gross depreciation	(34,144,263)
Net unrealized appreciation (depreciation)	$610,749,387
As of 9/30/25
Undistributed ordinary income	12,118,981
Undistributed long-term capital gain	81,316,809
Other temporary differences	1
Net unrealized appreciation (depreciation)	702,766,389
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/26	Year ended 9/30/25
Class A	$23,483,239	$31,482,737
Class B	90,365	302,680
Class C	883,348	1,408,759
Class I	56,133,186	66,139,708
Class R1	90,753	134,923
Class R2	2,940,714	4,440,909
Class R3	2,900,013	4,216,874
Class R4	889,318	1,210,552
Class R6	24,648,374	31,374,047
Total	$112,059,310	$140,711,189
17

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2027. For the six months ended March 31, 2026, this management fee reduction amounted to $112,559, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.24% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.66%	1.41%	1.41%	0.41%	1.41%	0.91%	0.66%	0.41%	0.31%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2027.  For the six months ended March 31, 2026 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,978 for the six months ended March 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$441,868
Class B	0.75%	0.25%	1.00%	1.00%	6,633
Class C	0.75%	0.25%	1.00%	1.00%	67,119
Class R1	0.75%	0.25%	1.00%	1.00%	6,820
Class R2	0.25%	0.25%	0.50%	0.50%	106,260
Class R3	—	0.25%	0.25%	0.25%	54,133
Total Distribution and Service Fees					$682,833
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2026, this rebate amounted to $17 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
18

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2026, were as follows:
Amount
Class A	$4,803
Class B	—
Class C	671
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2026, the fee was $34,495, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $653,997.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2026 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended March 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $8,133,745. The sales transactions resulted in net realized gains (losses) of $(2,464,975).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2026, this reimbursement amounted to $18,293, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $323,800,552 and $382,552,261, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
19

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/26		Year ended 9/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	554,606	$21,611,419	1,260,376	$46,427,556
Class B	305	11,081	3,440	123,143
Class C	56,631	2,009,418	93,618	3,125,979
Class I	2,430,492	97,144,705	6,732,181	252,696,791
Class R1	1,425	52,019	8,676	288,302
Class R2	66,156	2,393,778	212,550	7,182,536
Class R3	101,272	3,916,485	207,076	7,593,341
Class R4	13,671	540,262	65,733	2,450,187
Class R6	733,409	29,563,850	2,987,942	112,694,301
	3,957,967	$157,243,017	11,571,592	$432,582,136
Shares issued to shareholders in reinvestment of distributions
Class A	570,465	$21,991,421	803,121	$29,329,992
Class B	2,499	90,365	8,784	302,680
Class C	23,860	839,402	40,007	1,343,833
Class I	1,401,593	55,362,910	1,704,690	63,670,187
Class R1	2,555	90,753	3,981	134,923
Class R2	82,535	2,940,714	130,846	4,440,909
Class R3	75,561	2,900,013	115,944	4,216,874
Class R4	22,891	889,318	32,922	1,210,552
Class R6	541,810	21,455,673	721,260	26,996,753
	2,723,769	$106,560,569	3,561,555	$131,646,703
Shares reacquired
Class A	(947,917)	$(37,260,280)	(1,528,458)	$(55,753,334)
Class B	(19,818)	(728,467)	(63,062)	(2,170,465)
Class C	(81,516)	(2,921,054)	(171,884)	(5,754,162)
Class I	(2,807,043)	(112,568,577)	(6,499,820)	(244,835,487)
Class R1	(1,116)	(38,975)	(19,304)	(643,375)
Class R2	(181,540)	(6,629,520)	(441,296)	(15,151,957)
Class R3	(161,728)	(6,304,679)	(419,089)	(15,388,344)
Class R4	(37,706)	(1,498,117)	(74,565)	(2,718,879)
Class R6	(1,031,767)	(41,632,459)	(2,043,115)	(77,545,124)
	(5,270,151)	$(209,582,128)	(11,260,593)	$(419,961,127)
Net change
Class A	177,154	$6,342,560	535,039	$20,004,214
Class B	(17,014)	(627,021)	(50,838)	(1,744,642)
Class C	(1,025)	(72,234)	(38,259)	(1,284,350)
Class I	1,025,042	39,939,038	1,937,051	71,531,491
Class R1	2,864	103,797	(6,647)	(220,150)
Class R2	(32,849)	(1,295,028)	(97,900)	(3,528,512)
Class R3	15,105	511,819	(96,069)	(3,578,129)
Class R4	(1,144)	(68,537)	24,090	941,860
Class R6	243,452	9,387,064	1,666,087	62,145,930
	1,411,585	$54,221,458	3,872,554	$144,267,712
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2055 Fund were
20

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
each the owners of record of approximately 2%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2026, the fund’s commitment fee and interest expense were $3,596 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended March 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,621,973	$93,309,378	$93,252,879	$(983)	$(761)	$7,676,728

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$205,863	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  May 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  May 14, 2026

*  Print name and title of each signing officer under his or her signature.